Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Interest income from:
Deposits with banks		¥ 48,035	¥ 51,126
Call loans and bills bought		7,906	8,304
Reverse repurchase agreements and cash collateral on securities borrowed		24,422	18,654
Investment securities		83,225	64,871
Loans and advances		1,072,455	1,008,955
Total interest income		1,236,043	1,151,910
Interest expense from:
Deposits		320,707	267,570
Call money and bills sold		6,195	6,267
Repurchase agreements and cash collateral on securities lent		72,606	50,528
Borrowings		48,895	54,637
Debt securities in issue		116,970	125,815
Premiums for deposit insurance	[1]	18,514	17,662
Others		1,086	849
Total interest expense		584,973	523,328
Net interest income		¥ 651,070	¥ 628,582

[1]	For the six months ended September 30, 2019, premiums for deposit insurance have been reclassified from “General and administrative expense” to “Interest expense”. Comparative amounts have been reclassified to conform to the current presentation.